Securities Act File No. 333-131820

ICA No. 811- 21853

As filed with the Securities and Exchange Commission on February 21, 2017

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 186	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 187	[ X ]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68154-1150

Attention: Andrew Rogers

(Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

(Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	James Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2619

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

( ) immediately upon filing pursuant to paragraph (b).

(X) on March 1, 2017 pursuant to paragraph (b).

( ) 60 days after filing pursuant to paragraph (a)(1).

( ) on (date) pursuant to paragraph (a)(1).

( ) 75 days after filing pursuant to paragraph (a)(2).

( ) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to again delay the effectiveness of the Trust’s Post-Effective Amendment No. 181 to its Registration Statement now until March 1, 2017. Post-Effective Amendment No. 181 to the Trust’s Registration Statement relates to the JNF SSgA Sector Rotation Portfolio (to be renamed Power Momentum Index Portfolio) and JNF SSgA Tactical Allocation Portfolio (to be renamed Power Dividend Index Portfolio). Parts A, B and C of Registrant’s Post-Effective Amendment No. 181 under the Securities Act of 1933 and Amendment No. 182 under the Investment Company Act of 1940, filed on December 14, 2016, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) and has duly caused this Post-Effective Amendment No. 186 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 21st day of February 2017.

NORTHERN LIGHTS VARIABLE TRUST

(Registrant)

By: /s/ Andrew Rogers

President, Trustee and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia*	Trustee	February 21, 2017
Gary Lanzen*	Trustee	February 21, 2017
Anthony Hertl*	Trustee& Chairman	February 21, 2017
Mark Taylor*	Trustee	February 21, 2017
Mark D. Gersten*	Trustee	February 21, 2017
Mark Garbin*	Trustee	February 21, 2017
/s/ Andrew Rogers	President, Principal Executive Officer and Trustee	February 21, 2017
Kevin Wolf*	Treasurer and Principal Accounting Officer	February 21, 2017

By: /s/ Andrew Rogers, February 21, 2017

Andrew Rogers

*Attorney-in-Fact – Pursuant to Powers of Attorney filed on September 30, 2016 with the Registrant’s Registration Statement in Post-Effective Amendment No. 179 and which are hereby incorporated by reference.